Schedule II - Condensed Financial Information of Parent - Statements of Cash Flow (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	$ (212.0)	$ (505.2)	$ 473.0	$ (88.1)	$ (122.9)
Equity in earnings of subsidiary	0	0	0	0	0
Deferred income tax (benefit) expense			(44.5)	236.6	600.1
Net realized capital losses	874.8	1,249.9	1,280.8	1,531.4	1,678.0
Change in:
Receivable and asset accruals			125.4	12.1	7.8
Other payables and accruals			78.3	(293.2)	(548.0)
Net cash provided by (used in) operating activities	(28.4)	324.3	3,282.1	4,357.0	2,549.7
Cash Flows from Investing Activities:
Equity securities, available-for-sale	28.4	23.5	66.8	206.9	459.6
Equity securities, available-for-sale	(9.4)	(9.9)	(41.8)	(52.7)	(149.0)
Other investments, net	11.8	(0.1)	43.4	(8.4)	(33.7)
Short-term intercompany loans issued to subsidiaries with maturities more than three months				0
Net maturity of intercompany loans to subsidiaries	0	0	0	0	0
Return of capital contributions from subsidiaries			0	0	0
Capital contributions to subsidiaries			0	0	0
Collateral received (delivered), net	(360.5)	(209.4)	139.9	756.7	(16.1)
Cash Flows from Financing Activities:
Short-term debt	(169.7)	129.1	(309.1)	(1,905.0)	707.7
Debt issuance costs	(6.5)	0	(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0	0	0
Contributions of capital from ING V	0		0	0	374.5
Net cash (used in) provided by financing activities	102.1	(149.4)	242.6	(1,382.6)	(1,547.6)
Net increase in cash and cash equivalents	1,000.9	639.0	1,148.8	22.7	(654.1)
Cash and cash equivalents, beginning of year	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of year	2,787.7	1,277.0	1,786.8	638.0	615.3
Supplemental cash flow information:
Interest paid	55.1	29.4	114.9	191.4	585.0
Non-cash financing activity:
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			0	3,979.7	3,108.3
Parent Issuer
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(505.2)	473.0	(88.1)	(122.9)
Equity in earnings of subsidiary	211.0	496.0	(213.3)	(360.1)	(405.9)
Deferred income tax (benefit) expense			135.6	48.0	1,164.0
Loss on conversion of debt to equity			0	0	108.3
Net realized capital losses	0	0	0	42.2	155.8
Change in:
Receivable and asset accruals			(162.4)	295.1	(295.0)
Due from subsidiaries			(10.2)	2.9	27.0
Due to subsidiaries			(0.8)	(2.3)	(30.6)
Other payables and accruals			(162.2)	196.7	(89.1)
Net cash provided by (used in) operating activities	152.3	(20.2)	59.7	134.4	511.6
Cash Flows from Investing Activities:
Equity securities, available-for-sale	3.2	9.1	27.2	21.2	37.0
Equity securities, available-for-sale	(5.2)	(3.9)	(14.0)	(12.5)	(24.0)
Cash received on interest rate swaps			0	13.9	54.7
Cash paid on interest rate swaps			0	(424.3)	(252.7)
Other investments, net	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months			0	13.9	43.2
Net maturity of intercompany loans to subsidiaries	(34.9)	16.7	102.3	856.3	482.8
Return of capital contributions from subsidiaries			813.0	200.0	688.1
Capital contributions to subsidiaries			(400.0)	(377.0)	(1,597.0)
Collateral received (delivered), net	8.6	7.3	7.2	(2.5)	(75.8)
Loan issued to third party			0	0	(50.0)
Net cash provided by (used in) investing activities			535.7	289.0	(693.7)
Cash Flows from Financing Activities:
Short-term debt	(169.7)	129.1	(309.1)	(359.0)	(121.1)
Proceeds from issuance of long-term debt			3,048.5	548.5	265.1
Repayment of long-term debt			(902.5)	(573.8)	(319.9)
Debt issuance costs	(6.5)		(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	23.9	(135.2)	(2,037.3)	(40.8)	(15.4)
Contributions of capital from ING V	0		0	0	374.5
Net cash (used in) provided by financing activities	(97.3)	(9.8)	(239.2)	(425.1)	183.2
Net increase in cash and cash equivalents	26.7	(0.8)	356.2	(1.7)	1.1
Cash and cash equivalents, beginning of year	357.5	1.3	1.3	3.0	1.9
Cash and cash equivalents, end of year	384.2	0.5	357.5	1.3	3.0
Supplemental cash flow information:
Interest paid			33.4	52.6	149.0
Non-cash financing activity:
Debt extinguishment			0	3,979.7	3,000.0
Capital contribution			0	3,979.7	3,108.3
Subsidiary Guarantor
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	(228.8)	111.5	752.3	442.3	553.8
Equity in earnings of subsidiary	219.4	(123.6)	(811.1)	(481.9)	(626.9)
Net realized capital losses	0	0	0	0	0
Change in:
Net cash provided by (used in) operating activities	(2.0)	(18.0)	50.5	48.7	68.7
Cash Flows from Investing Activities:
Equity securities, available-for-sale	12.4	5.4	12.0	15.7	19.9
Equity securities, available-for-sale	0	0	(17.5)	(17.2)	(20.9)
Other investments, net	0	1.1	1.3	1.0	1.5
Short-term intercompany loans issued to subsidiaries with maturities more than three months				500.0	0
Net maturity of intercompany loans to subsidiaries	(10.5)	11.4	(33.5)	425.4	(449.9)
Return of capital contributions from subsidiaries			720.0	9.6	492.9
Capital contributions to subsidiaries			0	(347.0)	(768.6)
Collateral received (delivered), net	0	0	0	0	0
Cash Flows from Financing Activities:
Short-term debt	0	0	0	0	0
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0	(983.1)	20.8
Contributions of capital from ING V	0				0
Net cash (used in) provided by financing activities	0	0	(733.0)	(636.1)	81.7
Net increase in cash and cash equivalents	(0.1)	(0.1)	(0.2)	0.1	0.3
Cash and cash equivalents, beginning of year	0.4	0.6	0.6	0.5	0.2
Cash and cash equivalents, end of year	0.3	0.5	0.4	0.6	0.5
Non-Guarantor Subsidiaries
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	(201.6)	(511.9)	221.6	582.8	374.5
Equity in earnings of subsidiary	0	0	0	0	0
Net realized capital losses	874.8	1,249.9	1,280.8	1,489.2	1,522.2
Change in:
Net cash provided by (used in) operating activities	(163.7)	362.5	3,264.9	4,273.9	2,069.4
Cash Flows from Investing Activities:
Equity securities, available-for-sale	12.8	9.0	27.6	170.0	402.7
Equity securities, available-for-sale	(4.2)	(6.0)	(10.3)	(23.0)	(104.1)
Other investments, net	11.8	(1.2)	42.1	(9.4)	(35.2)
Short-term intercompany loans issued to subsidiaries with maturities more than three months				0	0
Net maturity of intercompany loans to subsidiaries	(13.4)	123.8	2,070.8	(384.6)	465.3
Return of capital contributions from subsidiaries			0	0	0
Capital contributions to subsidiaries			0	0	0
Collateral received (delivered), net	(369.1)	(216.7)	132.7	759.2	59.7
Cash Flows from Financing Activities:
Short-term debt	0	0	0	(1,546.0)	828.8
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	34.9	(16.7)	(102.3)	126.8	(503.6)
Contributions of capital from ING V	0				0
Net cash (used in) provided by financing activities	243.2	(291.5)	(2,150.8)	(1,318.0)	(1,269.3)
Net increase in cash and cash equivalents	974.3	639.9	792.8	24.3	(655.5)
Cash and cash equivalents, beginning of year	1,428.9	636.1	636.1	611.8	1,267.3
Cash and cash equivalents, end of year	2,403.2	1,276.0	1,428.9	636.1	611.8
Consolidating Adjustments
Cash Flows from Operating Activities:
Net income (loss) available to ING U.S., Inc.'s common shareholder	430.4	400.4	(973.9)	(1,025.1)	(928.3)
Equity in earnings of subsidiary	(430.4)	(372.4)	1,024.4	842.0	1,032.8
Net realized capital losses	0	0	0	0	0
Change in:
Net cash provided by (used in) operating activities	(15.0)	0	(93.0)	(100.0)	(100.0)
Cash Flows from Investing Activities:
Equity securities, available-for-sale	0	0	0	0	0
Equity securities, available-for-sale	0	0	0	0	0
Other investments, net	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months				(513.9)	(43.2)
Net maturity of intercompany loans to subsidiaries	58.8	(151.9)	(2,139.6)	(897.1)	(498.2)
Return of capital contributions from subsidiaries			(1,533.0)	(209.6)	(1,181.0)
Capital contributions to subsidiaries			400.0	724.0	2,365.6
Collateral received (delivered), net	0	0	0	0	0
Cash Flows from Financing Activities:
Short-term debt	0	0	0	0	0
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	(58.8)	151.9	2,139.6	897.1	498.2
Contributions of capital from ING V	0				0
Net cash (used in) provided by financing activities	(43.8)	151.9	3,365.6	996.6	(543.2)
Net increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0	$ 0	$ 0